COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Rent expense	$ 1,677,533	$ 1,274,139	$ 2,086,451
Silicon wafers [Member]
Long-term Purchase Commitment [Line Items]
Aggregate quantity of pieces to purchase		986,000,000
Purchase agreement time period		4 years